Share-Based Compensation - Summary of Option Activity under ESOP (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of options, Beginning balance	25,946,770	18,510,727	10,826,997
Number of options, Granted	13,613,000	8,454,422	8,353,658
Number of options, Exercised	(1,817,288)	(737,228)	(600,014)
Number of options, Forfeited	(1,687,224)	(281,151)	(69,914)
Number of options, Ending balance	36,055,258	25,946,770	18,510,727
Weighted average exercise price, Beginning balance	¥ 8	¥ 12	¥ 12
Weighted average exercise price, Granted	5	8	12
Weighted average exercise price, Exercised	4	11	12
Weighted average exercise price, Forfeited	6	9	12
Weighted average exercise price, Ending balance	2	8	12
Weighted average grant date fair value, Beginning balance	25	26	32
Weighted average grant date fair value, Granted	10	22	19
Weighted average grant date fair value, Exercised	25	30	38
Weighted average grant date fair value, Forfeited	20	22	24
Weighted average grant date fair value, Ending balance	¥ 20	¥ 25	¥ 26
Aggregate Intrinsic Value, Exercised	¥ 5,086,872	¥ 13,715,140	¥ 8,104,920
Vested or expected to vest, Number of options	35,974,369
Vested or expected to vest, Weighted average exercise price	¥ 2
Vested or expected to vest , Aggregate Intrinsic Value	¥ 89,299,258
Exercisable, Number of options	21,567,181
Exercisable, Weighted average exercise price	¥ 2
Exercisable, Aggregate Intrinsic Value	¥ 53,536,263